PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefit Plans [Abstract]
Changes in benefit obligations and the fair value of plan assets for our benefit plans
The following table sets forth the changes in benefit obligations and the fair value of plan assets for our benefit plans (in millions):

	Pension Benefits		Other Benefits
Year Ended December 31,	2015	2014	2015	2014
Benefit obligation at beginning of year[1]	$10,346	$8,845	$1,006	$946
Service cost	265	261	27	26
Interest cost	379	406	37	43
Foreign currency exchange rate changes	(309)	(183)	(14)	(4)
Amendments	6	—	(10)	(31)
Actuarial loss (gain)	(479)	1,519	(54)	88
Benefits paid[2]	(353)	(522)	(59)	(62)
Business combinations	1	4	—	—
Divestitures[3]	(218)	—	—	—
Settlements[4]	(499)	(7)	—	(1)
Special termination benefits	21	5	2	—
Other	(1)	18	5	1
Benefit obligation at end of year[1]	$9,159	$10,346	$940	$1,006
Fair value of plan assets at beginning of year	$8,902	$8,746	$246	$243
Actual return on plan assets	(44)	574	(3)	2
Employer contributions	121	214	—	—
Foreign currency exchange rate changes	(322)	(203)	—	—
Benefits paid	(270)	(435)	(3)	(3)
Divestitures[3]	(206)	—	—	—
Settlements[4]	(486)	(1)	—	—
Other	(6)	7	5	4
Fair value of plan assets at end of year	$7,689	$8,902	$245	$246
Net liability recognized	$(1,470)	$(1,444)	$(695)	$(760)

[1]
For pension benefit plans, the benefit obligation is the projected benefit obligation. For other benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The accumulated benefit obligation for our pension plans was $8,868 million and $10,028 million as of December 31, 2015 and 2014, respectively.

[2]
Benefits paid to pension plan participants during 2015 and 2014 included $83 million and $87 million, respectively, in payments related to unfunded pension plans that were paid from Company assets. Benefits paid to participants of other benefit plans during 2015 and 2014 included $56 million and $59 million, respectively, that were paid from Company assets.

[3]
Divestitures are primarily related to the transfer of assets and liabilities associated with the Company's consolidated German bottling operations to assets held for sale and liabilities held for sale as of December 31, 2015. Refer to Note 2 for additional information.

[4]	Settlements are primarily related to the Company's productivity, restructuring and integration initiatives. Refer to Note 18.

Pension and other benefit amounts recognized in consolidated balance sheets
Pension and other benefit amounts recognized in our consolidated balance sheets are as follows (in millions):

	Pension Benefits		Other Benefits
December 31,	2015	2014	2015	2014
Noncurrent asset	$454	$479	$—	$—
Current liability	(72)	(78)	(21)	(20)
Long-term liability	(1,852)	(1,845)	(674)	(740)
Net liability recognized	$(1,470)	$(1,444)	$(695)	$(760)

Schedule of pension plans with projected benefit obligation in excess of fair value of plan assets
Certain of our pension plans have projected benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2015	2014
Projected benefit obligation	$7,767	$8,753
Fair value of plan assets	5,865	6,854

Accumulated benefit obligations in excess of fair value of plan assets
Certain of our pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the accumulated benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2015	2014
Accumulated benefit obligation	$7,537	$8,501
Fair value of plan assets	5,846	6,820

Total pension assets for U.S. and non-U.S. plans
The following table presents total assets for our U.S. and non-U.S. pension plans (in millions):

	U.S. Plans		Non-U.S. Plans
December 31,	2015	2014	2015	2014
Cash and cash equivalents	$222	$186	$54	$75
Equity securities:
U.S.-based companies	1,118	1,274	445	542
International-based companies	398	558	419	505
Fixed-income securities:
Government bonds	442	455	295	411
Corporate bonds and debt securities	1,037	1,379	136	187
Mutual, pooled and commingled funds[1]	713	863	410	400
Hedge funds/limited partnerships	723	756	41	43
Real estate	462	391	2	17
Other	513	481	259	379
Total pension plan assets[2]	$5,628	$6,343	$2,061	$2,559

[1]
Mutual, pooled and commingled funds include investments in equity securities, fixed-income securities and combinations of both. There are a significant number of mutual, pooled and commingled funds from which investors can choose. The selection of the type of fund is dictated by the specific investment objectives and needs of a given plan. These objectives and needs vary greatly between plans.

[2]
Fair value disclosures related to our pension assets are included in Note 16. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension assets.

Other postretirement benefit plan assets
The following table presents total assets for our other postretirement benefit plans (in millions):

December 31,	2015	2014
Cash and cash equivalents	$8	$10
Equity securities:
U.S.-based companies	116	114
International-based companies	6	7
Fixed-income securities:
Government bonds	80	79
Corporate bonds and debt securities	8	9
Mutual, pooled and commingled funds	15	16
Hedge funds/limited partnerships	5	5
Real estate	3	3
Other	4	3
Total other postretirement benefit plan assets[1]	$245	$246

[1]
Fair value disclosures related to our other postretirement benefit plan assets are included in Note 16. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall and information about the valuation techniques and inputs used to measure the fair value of our other postretirement benefit plan assets.

Net periodic benefit cost for pension and other postretirement benefit plans
Net periodic benefit cost for our pension and other postretirement benefit plans consisted of the following (in millions):

	Pension Benefits			Other Benefits
Year Ended December 31,	2015	2014	2013	2015	2014	2013
Service cost	$265	$261	$280	$27	$26	$36
Interest cost	379	406	378	37	43	42
Expected return on plan assets[1]	(705)	(713)	(659)	(11)	(11)	(9)
Amortization of prior service cost (credit)	(2)	(2)	(2)	(19)	(17)	(10)
Amortization of actuarial loss[2]	199	73	197	10	2	13
Net periodic benefit cost	$136	$25	$194	$44	$43	$72
Settlement charge[3]	149	4	1	—	—	—
Special termination benefits[3]	20	5	2	2	—	—
Total cost recognized in statements of income	$305	$34	$197	$46	$43	$72

[1]	The Company has elected to use the actual fair value of plan assets as the market-related value of assets in the determination of the expected return on plan assets.

[2]
Actuarial gains and losses are amortized using a corridor approach. The gain/loss corridor is equal to 10 percent of the greater of the pension benefit obligation and the market-related value of assets. Gains and losses in excess of the corridor are generally amortized over the average future working lifetime of the pension plan participants.

[3]	The settlement charge and special termination benefits were primarily related to the Company's productivity, restructuring and integration initiatives. Refer to Note 18.

Changes in AOCI for benefit plans
The following table sets forth the changes in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits		Other Benefits
Year Ended December 31,	2015	2014	2015	2014
Balance in AOCI at beginning of year	$(3,069)	$(1,537)	$(67)	$13
Recognized prior service cost (credit)	(2)	(2)	(19)	(17)
Recognized net actuarial loss (gain)	348	77	10	2
Prior service credit (cost) arising in current year	(6)	—	10	31
Net actuarial (loss) gain arising in current year	(270)	(1,658)	40	(97)
Foreign currency translation gain (loss)	92	51	—	1
Balance in AOCI at end of year	$(2,907)	$(3,069)	$(26)	$(67)

Amounts in AOCI for benefit plans (pretax)
The following table sets forth amounts in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits		Other Benefits
December 31,	2015	2014	2015	2014
Prior service credit (cost)	$3	$10	$93	$100
Net actuarial loss	(2,910)	(3,079)	(119)	(167)
Balance in AOCI at end of year	$(2,907)	$(3,069)	$(26)	$(67)

Amounts in AOCI expected to be recognized as components of net periodic pension cost in next fiscal year

Amounts in AOCI expected to be recognized as components of net periodic pension cost in 2016 are as follows (in millions, pretax):

	Pension Benefits	Other Benefits
Amortization of prior service cost (credit)	$(2)	$(19)
Amortization of actuarial loss	181	7
Total	$179	$(12)

Certain weighted average assumptions used in computing the benefit obligations and net periodic benefit cost
Certain weighted-average assumptions used in computing the benefit obligations are as follows:

	Pension Benefits		Other Benefits
December 31,	2015	2014	2015	2014
Discount rate	4.25%	3.75%	4.25%	3.75%
Rate of increase in compensation levels	3.50%	3.50%	N/A	N/A

Certain weighted-average assumptions used in computing net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
Year Ended December 31,	2015	2014	2013	2015	2014	2013
Discount rate	3.75%	4.75%	4.00%	3.75%	4.75%	4.00%
Rate of increase in compensation levels	3.50%	3.50%	3.50%	N/A	N/A	N/A
Expected long-term rate of return on plan assets	8.25%	8.25%	8.25%	4.75%	4.75%	4.75%

Assumed health care cost trend rates
The assumed health care cost trend rates are as follows:

December 31,	2015	2014
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2020

Estimated future benefit payments for funded and unfunded plans
Our estimated future benefit payments for funded and unfunded plans are as follows (in millions):

Year Ended December 31,	2016	2017	2018	2019	2020	2021–2025
Pension benefit payments	$521	$504	$533	$551	$570	$3,065
Other benefit payments[1]	61	63	64	65	67	332
Total estimated benefit payments	$582	$567	$597	$616	$637	$3,397

[1]
The expected benefit payments for our other postretirement benefit plans are net of estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Federal subsidies are estimated to be $4 million for the period 2016–2020, and $3 million for the period 2021–2025.